Operating Segments (Schedule of Operating Segments) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
External revenues		₪ 3,688	₪ 3,871	₪ 4,027
Adjusted segment EBITDA	[1]	660	853	858
Depreciation and amortization		(584)	(555)	(534)
Tax benefit (Taxes on income)		6	(40)	(10)
Financing income		46	52	46
Financing expenses		(190)	(196)	(196)
Other income			1
Other expenses				(8)
Share based payments		(2)	(2)	(6)
Profit (loss) for the year		(64)	113	150
Cellular [Member]
Disclosure of operating segments [line items]
External revenues		2,371	2,685	2,981
Inter-segment revenues		14	14	17
Adjusted segment EBITDA	[1]	391	595	625
Fixed-line [Member]
Disclosure of operating segments [line items]
External revenues		1,317	1,186	1,046
Inter-segment revenues		147	162	183
Adjusted segment EBITDA	[1]	269	258	233
Reconciliation for consolidation [Member]
Disclosure of operating segments [line items]
External revenues
Inter-segment revenues		(161)	(176)	(200)
Consolidated [Member]
Disclosure of operating segments [line items]
External revenues		3,688	3,871	4,027
Inter-segment revenues

[1]	Adjusted segment EBITDA as reviewed by the Group's CODM, represents earnings before interest (financing expenses, net), taxes, other income (expenses) (except for expenses in respect of voluntary retirement plans for employees, and gain (loss) due to sale of subsidiaries), depreciation and amortization and share based payments, as a measure of operating profit. Segment EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies.